                                                                     Rule 497(e)
                                                              File Nos. 33-29180
                                                                    and 811-5823

                        SUPPLEMENT DATED AUGUST 26, 2005
                                       TO
                       PROSPECTUS DATED NOVEMBER 30, 2004
                                       FOR
                          DOMINI SOCIAL EQUITY FUND(R)
                       Investor Shares and Class R Shares

DOMINI SOCIAL EQUITY FUND -- INVESTMENT STRUCTURE

The Domini Social Equity Fund (the "Equity Fund") pursues its investment objective by investing all its assets in the Domini Social Index Portfolio (the
"Portfolio"), a diversified open-end management investment company having the same investment objective as the Equity Fund. Effective August 1, 2005, the
Portfolio changed its name to the Domini Social Index Trust. All references to the Portfolio are hereby changed to the Domini Social Index Trust.

MARKET TIMING AND REDEMPTION FEE

The Fund currently deducts a redemption fee of 2% from any redemption or exchange proceeds if a shareholder sells or exchanges shares after holding them for less than 90 days, subject to certain exceptions. Effective October 15,
2005, the Fund will only impose the redemption fee with respect to sales and exchanges of shares held less than 60 days. In addition, the redemption fee is no longer imposed on: (i) redemptions or exchanges of $5,000 or less; (ii)
shares transferred from one class to another class of the same Fund; or (iii)
shares redeemed as a result of any changes in account registration.

                                                                     Rule 497(e)
                                                              File Nos. 33-29180
                                                                    and 811-5823

                        SUPPLEMENT DATED AUGUST 26, 2005
                                       TO
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2004
                                       FOR
                          DOMINI SOCIAL EQUITY FUND(R)
                       Investor Shares and Class R Shares

DOMINI SOCIAL EQUITY FUND -- INFORMATION CONCERNING FUND STRUCTURE

The Equity Fund pursues its investment objective by investing all its assets in the Domini Social Index Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Equity
Fund. Effective August 1, 2005, the Portfolio changed its name to the Domini
Social Index Trust. All references to the Portfolio are hereby changed to Domini
Social Index Trust.

DOMINI SOCIAL EQUITY FUND -- DETERMINATION OF NET ASSET VALUE; VALUATION OF
PORTFOLIO SECURITIES; ADDITIONAL PURCHASE AND SALE INFORMATION

The Fund currently deducts a redemption fee of 2% from any redemption or exchange proceeds if a shareholder sells or exchanges shares after holding them for less than 90 days, subject to certain exceptions. Effective October 15,
2005, the Fund will only impose the redemption fee with respect to sales and exchanges of shares held less than 60 days. In addition, the redemption fee is no longer imposed on: (i) redemptions or exchanges of $5,000 or less; (ii)
shares transferred from one class to another class of the same Fund; or (iii)
shares redeemed as a result of any changes in account registration.